Supplemental Information on Oil and Natural Gas Operations (Unaudited)	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Supplemental Information on Oil and Natural Gas Operations (Unaudited)

Note 16. Supplemental Information on Oil and Natural Gas Operations (Unaudited)

The following disclosures provide supplemental unaudited information regarding the Company’s oil, natural gas and NGL activities, which were entirely within the United States.

Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities

Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are as follows:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved properties	$1,538,379	$750,492
Unproved properties	1,089,954	1,126,459

Total oil and natural gas properties	2,628,333	1,876,951
Accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)

Oil and natural gas properties, net	$2,397,497	$1,798,644

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Costs incurred in oil, natural gas and NGL property acquisition, exploration and development activities are summarized as follows:

	December 31,
	2018	2017	2016
	(in thousands)
Acquisition costs of properties
Proved properties	$5,655	$214,647	$1,079
Unproved properties	42,738	1,018,978	93,705
Development costs	719,198	390,991	152,284
Exploratory (1)	7,257	8,538	—

Total costs incurred	$774,848	$1,633,154	$247,068

(1)	Includes seismic costs.

Results of Operations for Oil, Natural Gas and NGL Producing Activities

The following table sets forth the Company’s results of operations for oil, natural gas and NGL producing activities for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Oil, natural gas and NGL sales	$439,767	$166,385	$54,965
Production expenses	47,600	16,872	5,090
Production taxes	17,579	3,685	1,087
Exploration expenses	43,303	28,154	—
Gathering, transportation and processing (1)	—	18,602	5,920
Depreciation, depletion, amortization, and accretion	123,062	37,376	24,996
Impairment	—	4,475	5,258
Income tax expense (2)	13,103	—	—

Results of operations	$195,120	$57,221	$12,614

(1)

Gathering, transportation and processing for the year ended December 31, 2018 reflects the adoption of ASC 606 on January 1, 2018. The adoption of ASC 606 requires certain costs that were previously recorded as gathering, processing and transportation expenses to be accounted for as a deduction from revenue. We elected the modified retrospective method of transition. Accordingly, comparative information has not been adjusted and continues to be reported under the previous revenue standard.

(2)	Income tax expense is calculated using results from the period after the Reorganization when the Company became a taxable entity and the Company’s effective tax rate of 24.3%.

Oil, Natural Gas and NGL Reserves

Proved reserves were estimated in accordance with guidelines established by the SEC, which require that reserve estimates be prepared under existing economic and operating conditions based upon the 12-month unweighted average of the first day of the month prices. Proved reserves are estimated volumes of oil, natural gas, and NGLs that geological and engineering data demonstrate with reasonable certainty are recoverable in future years from known reservoirs under existing economic and operating conditions. There are numerous uncertainties inherent in estimating quantities of proved reserves, and projecting future production rates and timing of future development costs. The following table sets forth proved reserves during the periods indicated:

	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)	Total (MBoe)
Proved reserves at December 31, 2015	387	8,517	678	2,484
Purchases of reserves	22	333	33	111
Extensions and discoveries	2,632	33,218	2,956	11,124
Revisions of previous estimates	598	4,145	398	1,687
Production	(740)	(6,382)	(546)	(2,350)

Proved reserves at December 31, 2016	2,900	39,831	3,519	13,057
Purchases of reserves	9,843	163,638	16,870	53,986
Extensions and discoveries	30,554	486,510	61,599	173,238
Revisions of previous estimates	(3,583)	20,844	(260)	(369)
Production	(2,294)	(24,953)	(2,150)	(8,603)

Proved reserves at December 31, 2017	37,420	685,869	79,578	231,309
Purchases of reserves	—	—	—	—
Extensions and discoveries	34,714	451,750	48,791	158,797
Revisions of previous estimates	(12,087)	(184,547)	(25,365)	(68,209)
Production	(4,364)	(41,890)	(4,592)	(15,938)

Proved reserves at December 31, 2018	55,683	911,182	98,412	305,959

At December 31, 2018, the Company had approximately 305,959 MBoe of proved reserves. During 2018, the Company drilled 214 gross wells. This continued development of the Company’s acreage and the drilling activity of other operators in the area with consideration of the Company’s development plan resulted in extensions and discoveries of 158,797 MBoe. Revisions of previous estimates for the year ended December 31, 2018 reflect downward revisions of 33,342 MBoe associated with production performance and downward revisions of 36,038 MBoe that resulted from reworking of the Company’s development plan, primarily driven by changes in wellbore lateral length and well density. The Company’s current development plan reflects allocation of capital with a focus on efficiencies, recoveries and rates of return. The impact of pricing on revisions of previous estimates was minimal.

At December 31, 2017, the Company had approximately 231,309 MBoe of proved reserves. During 2017, the Company acquired unproved leasehold acreage and drilled 93 gross wells. The Company’s drilling activity and the drilling activity of other operators in the area resulted in extensions and discoveries of 173,238 MBoe. Purchase of reserves of 53,986 MBoe reflects the reserves acquired in the Linn Acquisition. Revisions of previous estimates reflects upward revisions associated with increases in pricing of 3,277 MBoe, offset by downward revisions associated with performance of 3,646 MBoe. The purchase of reserves and extensions and discoveries were the primary drivers in the increase in reserves from December 31, 2016 to December 31, 2017.

At December 31, 2016, the Company had approximately 13,057 MBoe of proved reserves. During 2016, Citizen acquired approximately 62,500 net acres of unproved leasehold. Citizen’s drilling of 55 gross wells and the drilling activity of other operators in the area resulted in extensions and discoveries of 11,124 MBoe. Additionally, the Company had additions to reserves during 2016 of 111 MBoe from purchase of reserves and 1,687 MBoe as a result of revisions of previous estimates due to well performance. Extensions and discoveries were the primary driver in the increase in proved reserves from December 31, 2015 to December 31, 2016.

The following reserve information sets forth the estimated quantities of proved developed and proved undeveloped (“PUD”) oil, natural gas and NGL reserves of the Company as of December 31, 2018, 2017, and 2016:

	December 31,
	2018	2017	2016
Proved Developed Reserves
Oil (MBbls)	18,652	12,352	2,900
Natural gas (MMcf)	369,677	259,193	39,831
NGL (MBbls)	39,927	24,034	3,519

Total (MBoe)	120,192	79,585	13,057

Proved Undeveloped Reserves
Oil (MBbls)	37,031	25,068	—
Natural gas (MMcf)	541,505	426,676	—
NGL (MBbls)	58,485	55,544	—

Total (MBoe)	185,767	151,724	—

Total Proved Reserves
Oil (MBbls)	55,683	37,420	2,900
Natural gas (MMcf)	911,182	685,869	39,831
NGL (MBbls)	98,412	79,578	3,519

Total (MBoe)	305,959	231,309	13,057

In accordance with SEC regulations, the Company uses the 12-month average price calculated as the unweighted arithmetic average of the spot price on the first day of each month within the 12-month period prior to the end of the reporting period. The oil and natural gas prices used in computing the Company’s reserves as of December 31, 2018, 2017, and 2016 were $65.66, $51.34, and $42.64 per barrel of oil, respectively, $3.16, $2.98, and $2.48 per MMBtu of natural gas, respectively. The NGL prices used in computing the Company’s reserves as of December 31, 2018, 2017, and 2016 were $20.35, $19.00, and $15.26 per barrel, respectively.

Approximately 93% of our proved reserve estimates as of December 31, 2018 were prepared by DeGolyer and MacNaughton, our independent reserve engineers. Our personnel prepared reserve estimates with respect to the remaining approximate 7% of our proved reserves as of December 31, 2018. All estimates of proved reserves are determined according to the rules prescribed by the SEC in existence at the time estimates were made. These rules require that the standard of “reasonable certainty” be applied to proved reserve estimates, which is defined as having a high degree of confidence that the quantities will be recovered. A high degree of confidence exists if the quantity is much more likely to be achieved than not, and, as more technical and economic data becomes available, a positive or upward revision or no revision is much more likely than a negative or downward revision. Estimates are subject to revision based upon a number of factors, including many factors beyond the Company’s control such as reservoir performance, prices, economic conditions, and government restrictions. In addition, results of drilling, testing, and production subsequent to the date of an estimate may justify revision of that estimate.

Reserve estimates are often different from the quantities of oil, natural gas, and NGLs that are ultimately recovered. Estimating quantities of proved oil, natural gas and NGL reserves is a complex process that involves significant interpretations and assumptions and cannot be measured in an exact manner. It requires interpretations and judgment of available technical data, including the evaluation of available geological, geophysical and engineering data. The accuracy of any reserve estimate is highly dependent on the quality of available data, the accuracy of the assumptions on which they are based upon, economic factors, such as oil, natural gas and NGL prices, production costs, severance and excise taxes, capital expenditures, workover and remedial costs, and the assumed effects of governmental regulation. In addition, due to the lack of substantial, if any, production data, there are greater uncertainties in estimating PUD reserves, proved developed non-producing reserves and proved developed reserves that are early in their production life. As a result, the Company’s reserve estimates are inherently imprecise.

The meaningfulness of reserve estimates is highly dependent on the accuracy of the assumptions on which they were based. In general, the volume of production from oil and natural gas properties the Company owns declines as reserves are depleted. Except to the extent the Company conducts successful exploration and development activities or acquires additional properties containing proved reserves, or both, the Company’s proved reserves will decline as reserves are produced.

Standardized Measure of Discounted Future Net Cash Flows

The following summary sets forth the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves.

	December 31,
	2018	2017	2016
	(in thousands)
Future cash inflows	$7,325,386	$5,270,465	$271,428
Future production costs	(1,773,779)	(1,664,724)	(102,817)
Future development costs	(1,294,565)	(745,769)	—
Future income tax expense (1)	(797,247)	—	—

Future net cash flows	3,459,795	2,859,972	168,611
Discount to present value at 10% annual rate	(1,760,094)	(1,664,303)	(50,339)

Standardized measure of discounted future net cash flows	$1,699,701	$1,195,669	$118,272

(1)

Roan Inc. is a corporation, and as a result, is subject to U.S. federal, state and local income taxes. Our accounting predecessor, Roan LLC, passed through its taxable income to its owners for income tax purposes and thus was not subject to U.S. federal or state income taxes.

Principal changes in the standardized measure of discounted future net cash flows attributable to the Company’s proved reserves are as follows:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Standardized measure of discounted future net cash flows at the beginning of the period	$1,195,669	$118,272	$18,910
Sales of oil and natural gas, net of production costs	(374,588)	(124,526)	(42,868)
Acquisition of reserves	—	279,026	462
Extensions and discoveries, net of future development costs	1,126,713	877,846	104,581
Previously estimated development costs incurred during the period	124,822	148,505	—
Net changes in prices and production costs	172,928	36,233	18,256
Changes in estimated future development costs	(13,160)	(17,970)	—
Revisions of previous quantity estimates	(281,054)	(5,676)	15,573
Accretion of discount	119,567	11,827	1,891
Net change in income taxes (1)	(391,808)	—	—
Net changes in timing of production and other	20,612	(127,868)	1,467

Standardized measure of discounted future net cash flows at the end of the period	$1,699,701	$1,195,669	$118,272

(1)

Roan Inc. is a corporation, and as a result, is subject to U.S. federal, state and local income taxes. Our accounting predecessor, Roan LLC, passed through its taxable income to its owners for income tax purposes and thus was not subject to U.S. federal or state income taxes.